Related Party Transactions	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE is also the Company's largest shareholder and owns approximately 31.1% of the Company's outstanding shares at December 31, 2014. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company's equity method investees as described in item a) below. The Company's terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company's ordinary course of business transactions with unrelated parties. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item c) below. Our related party transactions are settled through Fresenius SE's cash management system where appropriate.

a)       Service Agreements, Lease Agreements and Products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. Under these agreements, the Company also performs clinical studies and marketing and distribution services for certain of its equity method investees. These related party agreements generally have a duration of 1-5 years and are renegotiated on an as needed basis when the agreement comes due.

The Company is a party to real estate operating lease agreements with the Fresenius SE Companies, which include leases for the Company's corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire in 2016 and contain renewal options. As of December 31, 2014, future minimum rental payments under these non-cancelable operating leases with Fresenius SE and other affiliates were $55,163 and $83,944, respectively. These minimum rental payments are included within the amounts disclosed in Note 19.

In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

The Company entered into an agreement with a Fresenius SE company for the manufacturing of plasma collection devices. The Company agreed to produce 3,500 units which can be further increased to a maximum of 4,550 units, over the length of the five year contract. A contract was signed on January 1, 2015 to sell certain assets and liabilities related to the manufacturing facility to Kabi USA in the amount of $9,327. The disposal will be accounted for as a transaction between parties under common control.

Below is a summary, including the Company's receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service Agreements, Lease Agreements and Products
	For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2012		December 31, 2014		December 31, 2013
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements
Fresenius SE	380	21,788	807	21,059	129	19,926	106	3,134	245	2,365
Fresenius SE affiliates	7,956	68,236	6,743	82,518	5,681	60,852	1,396	2,462	975	1,900
Equity method investees	17,911	-	21,647	-	26,602	-	4,265	270	20,336	-
Total	$26,247	$90,024	$29,197	$103,577	$32,412	$80,778	$5,767	$5,866	$21,556	$4,265

Lease Agreements
Fresenius SE	-	10,554	-	9,865	-	9,126	-	-	-	-
Fresenius SE affiliates	-	17,389	-	17,111	-	16,053	-	-	-	-
Total	$-	$27,943	$-	$26,976	$-	$25,179	$-	$-	$-	$-

Products
Fresenius SE	1	-	17	-	13	-	-	-	-	-
Fresenius SE affiliates	63,917	44,754	30,045	51,901	22,085	60,208	18,352	4,132	18,587	7,231
Total	$63,918	$44,754	$30,062	$51,901	$22,098	$60,208	$18,352	$4,132	$18,587	$7,231

b)       Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2014 and December 31, 2013, the Company had accounts receivables from Fresenius SE related to short-term financing in the amount of $146,144 and $112,568, respectively. As of December 31, 2014 and December 31, 2013, the Company had accounts payables to Fresenius SE related to short-term financing in the amount of $103,386 and $102,731, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate for the respective currencies.

On May 23, 2014, the Company repaid a Chinese Yuan Renminbi (“CNY”) loan upon its maturity of 360,794 ($57,854), including interest, to a subsidiary of Fresenius SE.

On June 12, 2014, the Company provided a one-year unsecured term loan to one of its equity method investees in the amount of $22,500 at an interest rate of 2.5366%. The loan agreement contains automatic one year renewals and requires a six-month termination notice.

On August 19, 2009, the Company borrowed €1,500 ($1,821 at December 31, 2014) from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2015 with an interest rate of 1.849%. On November 28, 2013, the Company borrowed an additional €1,500 ($1,821 at December 31, 2014) from the General Partner at 1.875%. This loan is due on November 27, 2015 with an interest rate of 1.506%.

At December 31, 2014, the Company borrowed from Fresenius SE €1,400 ($1,700 at December 31, 2014) on an unsecured basis at an interest rate of 1.188%. Subsequent to December 31, 2014, the Company received additional advances from Fresenius SE increasing the amount borrowed to €27,200 ($33,024) and is due on February 27, 2015. For further information on this loan agreement, see Note 10. “Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties – Short-Term Borrowings from Related Parties.”

At December 31, 2014 and 2013, a subsidiary of Fresenius SE held unsecured Senior Notes issued by the Company in the amount of €8,300 and €11,800 ($10,077 at December 31, 2014 and $16,273 at December 31, 2013), respectively. The Senior Notes were issued in 2011 and 2012, mature in 2021 and 2019, respectively, and each have a coupon rate of 5.25%. For further information on the Senior Notes, see Note 11. “Long-Term Debt and Capital Lease Obligations – Senior Notes”.

At December 31, 2014 Fresenius SE held unsecured Senior Notes issued by the Company in the amount of $1,170. The Senior Notes were issued in 2014, mature in 2020 and 2024, respectively, and have a coupon rate of 4.125% and 4.75%. As of January 7, 2015, Fresenius SE sold all positions held on these Senior Notes. For further information on the Senior Notes, see Note 11 “Long-Term Debt and Capital Lease Obligations – Senior Notes”.

c)       Key Management Personnel

Due to the legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition members of the Management Board and the Supervisory Board as key management personnel, as well as their close relatives, are considered related parties.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the members of the General Partner's management board. The aggregate amount reimbursed to the General Partner was $25,511, $16,327 and $18,995, respectively, for its management services during 2014, 2013 and 2012 and included an annual fee of $159, $159 and $94, respectively, as compensation for assuming liability as general partner. The annual fee is set at 4% of the amount of the General Partner's share capital (€3,000 as of December 31, 2014). As of December 31, 2014 and December 31, 2013, the Company had accounts receivable from the General Partner in the amount of $462 and $407, respectively. As of December 31, 2014 and December 31, 2013, the Company had accounts payable to the General Partner in the amount of $27,347 and $9,702, respectively.

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. The Company incurred expenses in the amount of $1,957, $1,268, and $1,519 for these services during 2014, 2013 and 2012, respectively. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

The Chairman of the Supervisory Board of the Company's general partner is also the Chairman of the Management Board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company's general partner is a member of the Management Board of the general partner of Fresenius SE.